Revenue from Contract with Customer Revenue from Contract with Customer - Changes in Contract Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract with Customer, Change in Assets and Liabilities [Roll Forward]
Contract Assets, Balance at beginning of the year	€ 95.9	€ 270.4
Contract Liabilities, Balance at beginning of the year	2,953.2	2,152.0
Transferred to receivables from contract assets from the beginning of the period	(167.4)	(456.2)
Revenues recognized during the year, to be invoiced	68.7	192.3
Revenue recognition that was included in the contract liability balance at the beginning of the period	(1,528.4)	(1,306.3)
Changes as a result of cumulative catch-up adjustments arising from changes in estimates	(133.4)	(64.4)
Remaining performance obligations for which considerations have been received	2,760.8	2,082.5
Contract Assets, Transfer between contract assets and liabilities	233.8	89.4
Contract Liabilities, Transfer between contract assets and liabilities	233.8	89.4
Contract Assets, Balance at end of the year	231.0	95.9
Contract Liabilities, Balance at end of the year	€ 4,286.0	€ 2,953.2